Long-term debt	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Long-Term Debt
8.	Long-Term Debt
Long-term debt consisted of the following as of September 30, 2021 and December 31, 2020, respectively:

	September 30, 2021
(in thousands)	Principal	Unamortized debt issuance costs / financing costs	Total debt, net
2021 Term Loan	$275,000	$(2,737)	$272,263
Less: current portion of long-term debt			6,875

Long-term debt			$265,388

	December 31, 2020
(in thousands)	Principal	Unamortized debt issuance costs / financing costs	Total debt, net
2019 Term Loan	$444,375	$(10,865)	$433,510
Paid in kind interest on 2019 Term Loan	10,412	—	10,412
2019 Delayed Draw Term Loan	17,955	—	17,955

Total debt	$472,742	$(10,865)	$461,877

Less: current portion of long-term debt			4,680

Long-term debt			$457,197

On September 17, 2021, the Company

repaid the outstanding principal balances of the 2019 Term Loan, as described below, of $442.1 million, paid in kind interest, as described below, of $10.4 million, 2019 Delayed Draw Term Loan, as described below, of $17.9 million and related accrued interest payable of $4.2 million totaling $474.6 million using the proceeds from the 2021 Term Loan, as described below, of $275.0 million and net proceeds of the IPO of $199.6 million
, inclusive of accrued interest expense.
 The effective interest
rate for
these loans under the 2019 Credit Agreement, as described below, was 6.25% as of the repayment date. The Company recognized a $9.9 million loss on the extinguishment of debt relating to the write off of unamortized debt issuance costs.
2021 Credit Agreement
On September 17, 2021, Definitive Healthcare Holdings, LLC, a Delaware limited liability company (“DH Holdings”), an indirect subsidiary of
Definitive Healthcare Corp.,
entered into a credit agreement (the “2021 Credit Agreement”) with Bank of
America
, N.A., as administrative agent, the other lenders party thereto and the other parties specified therein. The 2021 Credit Agreement provides for (i) a $275.0 million term loan A facility (the “2021 Term Loan”) and (ii) a $75.0 million revolving credit facility (the “2021 Revolving Line of Credit” and, together with the 2021 Term Loan, collectively, the “2021 Credit Facilities”), the proceeds of which were used to repay a portion of the indebtedness outstanding under the 2019 Credit Agreement (as described below). Both the 2021 Term Loan and the 2021 Revolving Line of Credit mature on September 17, 2026. The 2021 Credit Facilities include customary affirmative, negative and financial covenants. The 2021 Credit Facilities are guaranteed by all of DH Holdings’s wholly-owned domestic restricted subsidiaries and AIDH Buyer, LLC, a Delaware limited liability company and the direct parent company of DH Holdings, in each case, subject to customary exceptions, and are secured by a lien on substantially all of the assets of DH Holdings and the guarantors, including a pledge of the equity of DH Holdings, in each case, subject to customary exceptions.
The 2021 Term Loan is subject to annual amortization of principal, payable in equal quarterly installments on the last day of each fiscal quarter, commencing on December 31, 2021 (the “Initial Amortization Date”), equal to approximately 2.5% per annum of the principal amount of the term loans in the first year and second year after the Initial Amortization Date and approximately 5.0% per annum of the principal amount of the term loans in the third year, fourth year and fifth year after the Initial Amortization Date. A balloon payment of approximately $220.0 million will be due at the maturity of the 2021 Term Loan. There was $275.0 million outstanding on the 2021 Term Loan at September 30, 2021.
DH Holdings is required to pay the lenders under the 2021 Credit Agreement an unused commitment fee of between 0.25% and 0.30% per annum on the undrawn commitments under the 2021 Revolving Line of Credit, depending on the total net leverage ratio, quarterly in arrears. The expense is included in interest expense in the statements of operations. There was no outstanding balance on the 2021 Revolving Line of Credit at September 30, 2021.
For both the 2021 Term Loan and 2021 Revolving Line of Credit, DH Holdings may elect from several interest rate options based on the LIBO Rate or the Base Rate plus an applicable margin. The applicable margin will be based on the total leverage ratio beginning in the fiscal year ended December 31, 2022. As of September 30, 2021, the effective interest rate was 2.37%.
In connection with the 2021 Credit Agreement, the Company capitalized financing costs totaling $3.5 million, $2.8 million for the 2021 Term Loan facility and $0.8 million for the 2021 Revolving Line of Credit.

The financing costs associated with the 2021 Term Loan facility are recorded as a contra-debt balance in Term loan, net of current portion in the condensed consolidated balance sheets and are amortized over the remaining life of the loan using the effective interest method. The financing costs associated with the 2021 Revolving Line of Credit are recorded in Other assets in the condensed consolidated balance sheet are amortized over the life of the arrangement.
2019 Credit Agreement
On July 16, 2019, DH Holdings entered into a credit agreement (the “2019 Credit Agreement”) by and among DH Holdings, the lenders party thereto and Owl Rock Capital Corporation, as administrative agent. Under the 2019 Credit Agreement, a $450.0 million term loan facility (the “2019 Term Loan”), a $100.0 million delayed draw term loan facility (the “2019 Delayed Draw Term Loan”) and a $25.0 million revolving line of credit (the “2019 Revolving Line of Credit”) were made available to DH Holdings. The 2019 Credit Agreement included customary affirmative, negative and financial covenants. All facilities under the 2019 Credit Agreement were guaranteed, by DH Holdings’s wholly-owned domestic restricted subsidiary, Definitive Healthcare LLC, a Massachusetts limited liability company and AIDH Buyer, LLC, a Delaware limited liability company and the direct parent company of DH Holdings, and were secured by a lien on substantially all of the assets of DH Holdings and the guarantors, including a pledge of the equity of DH Holdings, in each case, subject to customary exceptions.
The 2019 Term Loan had a maturity date of July 16, 2026 and was issued with an original issue discount of $11.3 million and amortized to interest expense over the term of the agreement using the effective interest method. Interest on a portion of the loan ($100.0 million of the $450.0 million principal amount) was treated as paid in kind and added to the principal balance to be paid off at maturity. DH Holdings could elect from several interest rate options based on the
Eurodollar
Rate or the Base Rate plus an applicable margin. Quarterly principal payments of $1.1 million began in December 2019 and were required through the 2019 Term Loan’s maturity, at which time a balloon payment of $419.6 million, excluding the paid in kind portion, was due. The paid in kind interest was payable on the maturity date. 2019 Term Loan was subject to excess cash flow payments annually beginning in the fiscal year ended December 31, 2020 based on the total leverage ratio. There was $454.8 million outstanding on the 2019 Term Loan at December 31, 2020, including $10.4 million of paid in kind interest. The effective interest rate for the 2019 Term Loan and paid in kind effective interest was 6.50% at December 31, 2020.
The 2019 Delayed Draw Term Loan had a maturity of July 16, 2026. The 2019 Delayed Draw Term Loan was issued with an original issue discount of $1.3 million. DH Holdings could draw down funds under the 2019 Delayed Draw Term Loan until July 16, 2021. As of December 31, 2020, DH Holdings drew $18.0 million on the 2019 Delayed Draw Term Loan, in connection with the Monocl acquisition. DH Holdings could elect from several interest rate options based on the
Eurodollar
Rate or the Base Rate plus an applicable margin. Quarterly in arrears through July 16, 2021, DH Holdings was required to pay the bank a fee equal to 1% per annum of the amount of the 2019 Delayed Draw Term Loan unused capacity. Quarterly principal payments began in December 2020 in quarterly installments equal to 0.25% of the aggregate amount outstanding on the 2019 Delayed Draw Term Loan, and are required through the note’s maturity, at which time a payment of the entire outstanding principal balance will be due. The outstanding balance on the 2019 Delayed Draw Term Loan was $18.0 million at December 31, 2020. The effective interest rate for the 2019 Delayed Draw Term Loan was 6.50% at December 31, 2020.
The 2019 Revolving Line of Credit had a maturity of July 16, 2024.

DH Holdings could elect from several interest rate options based on the Eurodollar Rate or the Base Rate plus an applicable margin. During 2020, $
25.0
 million was drawn on the 2019 Revolving Line of Credit and subsequently paid back in 2020. There was no
outstanding balance on the 2019 Revolving Line of Credit at December 31, 2020.
No
draws on the 2019 Revolving Line of Credit were made in 2021 and the 2019 Credit Agreement was terminated on
September 17, 2021
.
In connection with the 2019 Credit Agreement, the Company originally capitalized financing costs totaling $14.1 million, $13.4 million for the 2019 Term Loan and $0.7 million for the 2019 Revolving Line of Credit. In October 2020, the Company capitalized an additional $0.2 million in financing costs associated with the 2019 Delayed Draw Term Loan borrowing. These financing costs were recorded as deferred financing costs in the condensed consolidated balance sheets and amortized over the remaining lives of the respective borrowing using the effective interest method. The Company expensed capitalized financing costs for the 2019 Credit Agreement through interest expense of $1.5 million for the nine months ended September 30, 2021 and 2020, respectively. At December 31, 2020, the unamortized financing costs for the 2019 Revolving Line of Credit of $0.5 million was classified in other assets in the consolidated balance sheet.

8.	Long-Term Debt
Long-term debt consisted of the following as of December 31, 2020 and 2019, respectively (in thousands):

	December 31, 2020 (Successor)
	Principal	Unamortized debt issuance costs / financing costs	Total debt, net
2019 Term Note	$444,375	$(10,865)	$433,510
Paid in kind interest on 2019 Term Note	10,412		10,412
2019 Delayed Draw Term Note	17,955		17,955

Total debt	$472,742	$(10,865)	461,877

Less: current portion of long-term debt			4,680

Long-term debt			$457,197

	December 31, 2019 (Successor)
	Principal	Unamortized debt issuance costs / financing costs	Total debt, net
2019 Term Note	$448,875	$(12,567)	$436,308
Paid in kind interest on 2019 Term Note	3,041		3,041

Total debt	$451,916	$(12,567)	439,349

Less: current portion of long-term debt			4,500

Long-term debt			$434,849

Term Loan Payable
On July 16, 2019, the Company entered into a term loan facility, delayed draw term loan, and revolving line of credit (collectively, “2019 Loan Agreement”). The term loan facility (“2019 Term Note”) is for $450.0 million, which has a maturity date of July 16, 2026. The 2019 Term Note was issued with an original issue discount of $11.3 million. This discount is amortized to interest expense over the term of the agreement using the effective interest method. Interest on a portion of the loan ($100.0 million of the $450.0 million principal amount) is treated as paid in kind and added to the principal balance to be paid off at maturity. The Company can elect from several interest rate options based on the Eurodollar Rate or the Base Rate plus an applicable margin (As of December 31, 2020, the interest rate was 6.5% on both the $350.0 million loan and the $100.0 million paid in kind loan. At December 31, 2019, the interest rate was 8.404% on the $100.0 million paid in kind loan and 7.404% on the $350.0 million loan). Quarterly principal payments of $1.1 million began in December 2019 and are required through the note’s maturity, at which time a balloon payment of $419.6 million, excluding the paid in kind portion, will be due. The paid in kind interest is payable on the maturity date. The note is subject to certain financial covenants and is collateralized by first security interests on the Company’s assets. The loan is subject to excess cash flow payments annually beginning in the fiscal year ended December 31, 2020 based on the total leverage ratio. There was $454.8 million and $451.9 million outstanding on the 2019 Term Note at December 31, 2020 and 2019, respectively, including $10.4 million and $3.0 million of paid in kind interest, respectively.
Delayed Draw Term Loan Payable
On July 16, 2019, as part of the 2019 Loan Agreement, the Company entered into a delayed draw term loan (“2019 Delayed Draw Term Note”) of $100.0 million which has a maturity of July 16, 2026. The 2019 Delayed Draw Term Note was issued with an original issue discount of $1.3 million. The Company may draw down funds under the 2019 Delayed Draw Term Note until July 16, 2021. As of December 31, 2020, the Company drew $18.0 million on the 2019 Delayed Draw Term Note, in connection with the Monocl acquisition. The Company can elect from several interest rate options based on the Eurodollar Rate or the Base Rate plus an applicable margin. Quarterly in arrears through July 16, 2021, the Company is required to pay the bank a fee equal to 1% per annum of the amount of the 2019 Delayed Draw Term Note unused capacity. Quarterly principal payments begin in September 2021 in quarterly installments equal to 0.25% of the aggregate amount outstanding on the 2019 Delayed Draw Term Note, and are required through the note’s maturity, at which time a payment of the entire outstanding principal balance will be due. The note is subject to certain financial covenants and is collateralized by first security interests on the Company’s assets. The outstanding balance on the 2019 Delayed Draw Term Note was $18.0 million at December 31, 2020. There was no outstanding balance at December 31, 2019.
Revolving Line of Credit
On July 16, 2019, as part of the 2019 Loan Agreement, the Company entered into a revolving line of credit (“2019 Revolving Line of Credit”) of $25.0 million which has a maturity of July 16, 2024. The Company can elect from several interest rate options based on the Eurodollar Rate or the Base Rate plus an applicable margin. Quarterly in arrears, the Company is required to pay the bank a fee equal to 0.5% of the amount of the 2019 Revolving Line of Credit’s unused capacity. The expense is included in interest expense in the statement of income (loss). The 2019 Revolving Line of Credit is subject to certain financial covenants. During 2020, $25.0 million was drawn on the on the Revolving Line of Credit and subsequently paid back. There was no outstanding balance on the 2019 Revolving Line of Credit at December 31, 2020 or 2019.
Line of Credit
On January 8, 2019, in conjunction with the acquisition of HIMSS, the Company entered into a revolving line of credit (“2019 Revolver”) of $15.0 million with a maturity date of January 8, 2021. Loans under the 2019 Revolver were subject to several interest rate options based on the Eurodollar Rate or the Base Rate plus an applicable margin and were collateralized by a first security interest in the Company’s assets. Quarterly in arrears, the Company was required to pay the bank a fee equal to 0.3% of the amount of the 2019 Revolver’s unused capacity. The expense was included in interest expense on the consolidated statement of operations. The 2019 Revolver was subject to certain financial covenants. The Company drew down $13.0 million to fund the acquisition of HIMSS. During 2019, the 2019 Revolver was paid in full with cash on hand and terminated.

Financing Costs
Capitalized financing costs represent costs incurred by the Company to obtain financing and are amortized over the term of the applicable loan using the effective interest method.
During the year ended December 31, 2019, the Company incurred $1.6 million and $12.5 million of financing costs and original issue discounts, respectively. The amount is amortized to interest expense through the maturity dates of the underlying debt. The original issue discount is treated as a debt discount. The Company expensed capitalized financing costs and the debt discount through interest expense of $0.9 million during the period from July 16, 2019 through December 31, 2019 (Successor). No capitalized financing costs were expensed during the period from January 1, 2019 through July 15, 2019. As of December 31, 2020 and 2019, the unamortized financing costs for the 2019 Revolving Line of Credit of $0.5 million and $0.6 million, respectively, was classified in other assets in the consolidated balance sheet.
Future principal payments as of December 31, 2020 are as follows (in thousands):

2021	$4,680
2022	4,680
2023	4,680
2024	4,680
2025	4,680
Thereafter	449,342

$472,742